Annual Fund Operating Expenses	18 Months Ended
	Jun. 30, 2011
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.18%	[1]
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.30%
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.35%
Growth Portfolio | Growth Portfolio - Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.40%
International Portfolio | International Portfolio - International Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.46%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.51%
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.40%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.44%
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.40%
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.28%
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%	[2]
Total Annual Fund Operating Expenses	0.20%	[2]
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%	[2]
Total Annual Fund Operating Expenses	0.20%	[2]

[1]	Vanguard and the Portfolio's Board have agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the expense limitation at any time.
[2]	Calculated based on estimated amounts for the current fiscal year.